Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2022
Loans individually or collectively evaluated for their impairment and related allowance, by loan class

	December 31, 2022
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2021	$23,178	$35,390	$35,654	$3,291	$4,073	$7,754	$272	$762	$110,374
Losses charged to allowance	(9,050)	(2)	(16)	—	(160)	(28)	(223)	—	(9,479)
Recoveries credited to allowance	2,894	123	27	—	240	104	38	—	3,426
Net losses charged to allowance	(6,156)	121	11	—	80	76	(185)	—	(6,053)
Provision (credit) charged to operations	9,706	9,173	809	503	606	454	194	206	21,651
Balance at December 31, 2022	$26,728	$44,684	$36,474	$3,794	$4,759	$8,284	$281	$968	$125,972

	December 31, 2021
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2020	$21,908	$37,612	$30,000	$5,051	$3,874	$9,570	$291	$753	$109,059
Losses charged to allowance	(8,083)	(2)	(364)	—	(373)	(25)	(176)	(1)	(9,024)
Recoveries credited to allowance	1,943	—	171	—	60	164	46	—	2,384
Net losses charged to allowance	(6,140)	(2)	(193)	—	(313)	139	(130)	(1)	(6,640)
Provision (credit) charged to operations	7,410	(2,220)	5,847	(1,760)	512	(1,955)	111	10	7,955
Balance at December 31, 2021	$23,178	$35,390	$35,654	$3,291	$4,073	$7,754	$272	$762	$110,374

	December 31, 2020
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2019	$11,145	$18,152	$16,533	$1,786	$3,762	$7,535	$542	$823	$60,278
Adoption of ASU 2016-13	4,247	13,391	(4,292)	(355)	(1,580)	(429)	(225)	(410)	10,347
Losses charged to allowance	(8,936)	(19)	(55)	—	(160)	(124)	(280)	—	(9,574)
Recoveries credited to allowance	2,191	35	117	—	21	186	69	10	2,629
Net losses charged to allowance	(6,745)	16	62	—	(139)	62	(211)	10	(6,945)
Provision (credit) charged to operations	13,261	6,053	17,697	3,620	1,831	2,402	185	330	45,379
Balance at December 31, 2020	$21,908	$37,612	$30,000	$5,051	$3,874	$9,570	$291	$753	$109,059

	December 31, 2022
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$30,747	$2,375	$1,468,006	$24,353
Commercial real estate: other construction & land development	20,483	70	1,969,186	44,614
Commercial real estate: farmland & commercial	94	—	2,568,025	36,474
Commercial real estate: multifamily	117	—	306,384	3,794
Residential: first lien	77	—	425,647	4,759
Residential: junior lien	312	—	439,958	8,284
Consumer	—	—	41,592	281
Foreign	—	—	159,975	968

Total	$51,830	$2,445	$7,378,773	$123,527

	December 31, 2021
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$298	$29	$1,501,554	$23,149
Commercial real estate: other construction & land development	589	70	1,667,524	35,320
Commercial real estate: farmland & commercial	562	—	2,710,494	35,654
Commercial real estate: multifamily	131	—	284,405	3,291
Residential: first lien	87	—	403,571	4,073
Residential: junior lien	—	—	464,173	7,754
Consumer	—	—	40,966	272
Foreign	—	—	134,797	762

Total	$1,667	$99	$7,207,484	$110,275

Loans accounted on non-accrual basis, by loan class

	December 31, 2022	December 31, 2021

	(Dollars in Thousands)
Domestic
Commercial	$30,747	$298
Commercial real estate: other construction & land development	20,483	589
Commercial real estate: farmland & commercial	94	562
Commercial real estate: multifamily	117	131
Residential: first lien	207	341
Total non-accrual loans	$51,648	$1,921

Loans accounted for as trouble debt restructuring, by loan class

	December 31, 2022	December 31, 2021

	(Dollars in Thousands)
Domestic
Residential: first lien	$1,642	$2,254
Residential: junior lien	714	105
Consumer	802	878
Foreign	55	16
Total troubled debt restructuring	$3,213	$3,253

Information regarding the aging of past due loans, by loan class

	December 31, 2022
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$1,732	$258	$1,014	$59	$3,004	$1,495,750	$1,498,754
Commercial real estate: other construction & land development	1,130	—	—	—	1,130	1,988,539	1,989,669
Commercial real estate: farmland & commercial	1,744	117	—	—	1,861	2,566,257	2,568,118
Commercial real estate: multifamily	—	—	—	—	—	306,501	306,501
Residential: first lien	2,023	1,068	4,189	4,061	7,280	418,444	425,724
Residential: junior lien	925	771	1,717	1,717	3,413	436,857	440,270
Consumer	281	14	7	7	302	41,290	41,592
Foreign	717	23	288	288	1,028	158,947	159,975
Total past due loans	$8,552	$2,251	$7,215	$6,132	$18,018	$7,412,585	$7,430,603

	December 31, 2021
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$2,534	$303	$577	$577	$3,414	$1,498,438	$1,501,852
Commercial real estate: other construction & land development	499	334	188	188	1,021	1,667,092	1,668,113
Commercial real estate: farmland & commercial	18,164	172	644	307	18,980	2,692,076	2,711,056
Commercial real estate: multifamily	—	—	—	—	—	284,536	284,536
Residential: first lien	2,342	1,212	5,129	4,937	8,683	394,975	403,658
Residential: junior lien	747	115	1,055	1,055	1,917	462,256	464,173
Consumer	231	88	4	4	323	40,643	40,966
Foreign	1,319	232	1,574	1,574	3,125	131,672	134,797
Total past due loans	$25,836	$2,456	$9,171	$8,642	$37,463	$7,171,688	$7,209,151

Summary of the loan portfolio by credit quality indicator, by loan class

	2022	2021	2020	2019	2018	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2022
Domestic
Commercial
Pass	$736,462	$524,879	$96,401	$35,917	$43,792	$29,464	$1,466,915
Special Review	377	213	—	—	—	—	590
Watch List - Substandard	161	149	143	—	49	—	502
Watch List - Doubtful	29,789	—	954	—	—	4	30,747
Total Commercial	$766,789	$525,241	$97,498	$35,917	$43,841	$29,468	$1,498,754
Commercial real estate: other construction & land development
Pass	$913,675	$666,347	$173,824	$174,897	$35,069	$5,165	$1,968,977
Special Review	—	—	—	209	—	—	209
Watch List - Doubtful	19,982	407	94	—	—	—	20,483
Total Commercial real estate: other construction & land development	$933,657	$666,754	$173,918	$175,106	$35,069	$5,165	$1,989,669
Commercial real estate: farmland & commercial
Pass	$811,117	$584,134	$456,200	$232,537	$325,214	$81,295	$2,490,497
Special Review	2,855	—	842	—	—	—	3,697
Watch List - Pass	17,060	247	—	—	—	—	17,307
Watch List - Substandard	2,275	—	54,152	96	—	—	56,523
Watch List - Doubtful	94	—	—	—	—	—	94
Total Commercial real estate: farmland & commercial	$833,401	$584,381	$511,194	$232,633	$325,214	$81,295	$2,568,118
Commercial real estate: multifamily
Pass	$127,680	$87,469	$59,035	$12,026	$5,490	$14,684	$306,384
Watch List - Doubtful	117	—	—	—	—	—	117
Total Commercial real estate: multifamily	$127,797	$87,469	$59,035	$12,026	$5,490	$14,684	$306,501
Residential: first lien
Pass	$138,771	$82,466	$49,591	$40,985	$33,814	$79,660	$425,287
Watch List - Substandard	—	360	—	—	—	—	360
Watch List - Doubtful	77	—	—	—	—	—	77
Total Residential: first lien	$138,848	$82,826	$49,591	$40,985	$33,814	$79,660	$425,724
Residential: junior lien
Pass	$92,256	$108,815	$91,130	$41,273	$21,975	$84,509	$439,958
Watch List- Doubtful	—	312	—	—	—	—	312
Total Residential: junior lien	$92,256	$109,127	$91,130	$41,273	$21,975	$84,509	$440,270
Residential: junior lien
Consumer
Pass	$31,962	$6,603	$897	$489	$28	$1,613	$41,592
Total Consumer	$31,962	$6,603	$897	$489	$28	$1,613	$41,592
Foreign
Pass	$124,265	$19,082	$5,362	$4,848	$3,417	$3,001	$159,975
Total Foreign	$124,265	$19,082	$5,362	$4,848	$3,417	$3,001	$159,975
Total Loans	$3,048,975	$2,081,483	$988,625	$543,277	$468,848	$299,395	$7,430,603

	2021	2020	2019	2018	2017	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2021
Domestic
Commercial
Pass	$1,041,763	$167,691	$77,579	$58,439	$37,104	$5,144	$1,387,720
Special Review	74,559	497	139	81	—	—	75,276
Watch List - Pass	33,920	—	—	—	—	10	33,930
Watch List - Substandard	3,581	273	716	57	—	1	4,628
Watch List - Doubtful	224	—	—	—	74	—	298
Total Commercial	$1,154,047	$168,461	$78,434	$58,577	$37,178	$5,155	$1,501,852
Commercial
Commercial real estate: other construction & land development
Pass	$966,946	$312,389	$308,673	$37,124	$16,642	$2,439	$1,644,213
Special Review	—	—	211	—	—	—	211
Watch List - Pass	—	23,100	—	—	—	—	23,100
Watch List - Doubtful	485	104	—	—	—	—	589
Total Commercial real estate: other construction & land development	$967,431	$335,593	$308,884	$37,124	$16,642	$2,439	$1,668,113
Commercial real estate: farmland & commercial
Pass	$1,001,335	$680,777	$288,333	$417,353	$96,096	$97,119	$2,581,013
Special Review	929	1,292	—	3,448	61	—	5,730
Watch List - Pass	18,790	44,059	—	—	94	1	62,944
Watch List - Substandard	—	54,097	3,899	—	2,355	456	60,807
Watch List - Doubtful	—	224	337	—	—	1	562
Total Commercial real estate: farmland & commercial	$1,021,054	$780,449	$292,569	$420,801	$98,606	$97,577	$2,711,056
Commercial real estate: multifamily
Pass	$133,152	$40,766	$78,609	$10,632	$14,217	$7,029	$284,405
Watch List - Doubtful	—	131	—	—	—	—	131
Total Commercial real estate: multifamily	$133,152	$40,897	$78,609	$10,632	$14,217	$7,029	$284,536
Residential: first lien
Pass	$128,742	$52,725	$57,249	$49,259	$29,477	$85,838	$403,290
Watch List - Substandard	56	—	103	—	122	—	281
Watch List - Doubtful	—	87	—	—	—	—	87
Total Residential: first lien	$128,798	$52,812	$57,352	$49,259	$29,599	$85,838	$403,658
Residential: junior lien
Pass	$130,629	$123,062	$59,113	$30,603	$40,855	$79,911	$464,173
Total Residential: junior lien	$130,629	$123,062	$59,113	$30,603	$40,855	$79,911	$464,173
Consumer
Pass	$32,053	$5,693	$1,370	$189	$9	$1,652	$40,966
Total Consumer	$32,053	$5,693	$1,370	$189	$9	$1,652	$40,966
Foreign
Pass	$74,811	$33,360	$9,223	$8,852	$4,790	$3,761	$134,797
Total Foreign	$74,811	$33,360	$9,223	$8,852	$4,790	$3,761	$134,797
Total Loans	$3,641,975	$1,540,327	$885,554	$616,037	$241,896	$283,362	$7,209,151